Pension Benefits - Additional Information (Detail)	12 Months Ended				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Maximum	Dec. 31, 2013 Defined Contribution Pension USD ($)	Dec. 31, 2012 Defined Contribution Pension USD ($)	Dec. 31, 2011 Defined Contribution Pension USD ($)	Dec. 31, 2013 Taiwan Monthly Payment USD ($)	Dec. 31, 2013 Taiwan Monthly Payment TWD	Dec. 31, 2013 Taiwan Pension Plans, Defined Benefit	Dec. 31, 2013 Taiwan Defined Contribution Pension Minimum	Dec. 31, 2013 Hong Kong	Dec. 31, 2013 Hong Kong Monthly Payment USD ($)	Dec. 31, 2013 Hong Kong Monthly Payment HKD	Dec. 31, 2013 For each of first 15 years of service	Dec. 31, 2013 For each year of service thereafter
Defined Benefit Plan Disclosure [Line Items]
Lump sum retirement benefit, equivalent months of pensionable salary				45 months											2 months	1 month
Accumulated benefit obligation	$ 360,000	$ 429,000
Prepaid pension	170,000	281,000
Fair value of plan assets	300,000	291,000
Accumulated other comprehensive income	0	2,000
Net periodic benefit cost (income)	(77,000)	30,000	(18,000)
Percentage of salaries and wages contributed										2.00%	6.00%	5.00%
Defined benefit plan, expected contribution in 2014	17,000
Maximum monthly contribution for each employee								302	9,000				161	1,250
Total amount of defined contribution pension expenses					$ 357,000	$ 585,000	$ 896,000